Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share
Earnings per share

6.Earnings per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the potentially dilutive instruments into ordinary shares.

The following reflects the earnings and number of shares used in basic and diluted loss per share computations for the three and six months ended June 30, 2024 and 2023:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Profit for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	13,273	11,343	14,713	19,518

Weighted average number of ordinary shares for basic earnings per share	18,295,642	19,731,460	18,113,102	19,731,460
Weighted average number of ordinary shares for diluted earnings per share	18,453,001	19,731,460	18,270,461	19,731,460
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	0.73	0.57	0.81	0.99
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	0.72	0.57	0.81	0.99

The Company does not consider the effect of the warrants sold in the Initial Public Offering and private placement in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date as they are out of the money. Deferred exchange shares are also not considered by the Company in calculation of the basic and diluted earnings per share, as the instrument is neither vested at the reporting date nor would have been vested if the reporting date was the end of the contingent period, due to the fact that the vesting conditions in relation to the entire number of 2,000,000 deferred exchange shares were not met at the reporting date.